Employee Defined Benefit Plans - Schedule of Significant Assumptions Used in Determining Pension Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Discount rate	5.59%	5.38%
Rate of inflation, pre-retirement	2.63%	2.84%
Rate of increase in future pensions payment	3.11%	3.28%
Life expectancy at age 65 for current pensioners:
Male	21 years	21 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	22 years	22 years
Female	25 years	25 years